Transactions With Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of related party [text block] [Abstract]
Schedule of compensation to key management personnel for employee services
	Six months ended 30,		Year ended December 31,
	2021	2020	2020
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	122	159	276
Pension, post retirement and other benefits	-	2	2
Share-based payments	23	12	51

	145	173	329

Number of persons	8	8	8